Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments [Abstract]
Summary of Commitments

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Intangible assets	5,000	25,025
Smart musical instruments	6,091	1,028

	11,091	26,053